Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
At beginning of year	£ 77	£ 65
Exchange differences	4	(4)
Acquisition of investments	13	3
Fair value movements	7	13
Disposal of investments	(8)
At end of year	93	77
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	77	65
Exchange differences	4	(4)
Acquisition of investments	13	3
Fair value movements	7	13
Disposal of investments	(8)
At end of year	£ 93	£ 77